STOCKHOLDERS' EQUITY (Details) - USD ($)		1 Months Ended																									2 Months Ended				12 Months Ended
	Jan. 09, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Jul. 31, 2016	May 31, 2016	Apr. 30, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Mar. 31, 2015	Jan. 31, 2015	Dec. 31, 2014	Jul. 31, 2014	May 31, 2014	Mar. 31, 2014	Oct. 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Nov. 30, 2010	Mar. 15, 2017	Feb. 28, 2017	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 31, 2015	Apr. 30, 2015
Equity Issuance [Line Items]
Agreement With Institutional Investor Term									36 months
Registering shares of common stock									5,000,000
Share issued, value																															$ 271,885
Common stock, shares authorized		250,000,000								250,000,000																			250,000,000		250,000,000	250,000,000		250,000,000	100,000,000
2016 Equity Incentive Plan [Member]
Equity Issuance [Line Items]
Number of shares authorized under plan		3,000,000																													3,000,000
Exercise Price of $1.75 [Member]
Equity Issuance [Line Items]
Shares cancelled															1,150,000
Exercise price of shares cancelled															$ 1.75
Exercise Price of $1.42 [Member]
Equity Issuance [Line Items]
Shares cancelled															400,000
Exercise price of shares cancelled															$ 1.42
Shares expired														150,000
Exercise price of shares expired														$ 1.42
Exercise Price of $1.00 [Member]
Equity Issuance [Line Items]
Shares cancelled															450,000
Exercise price of shares cancelled															$ 1.00
Shares expired										35,000
Exercise price of shares expired										$ 1.00
Exercise Price of $1.18 [Member]
Equity Issuance [Line Items]
Shares expired							150,000
Exercise price of shares expired							$ 1.18
Exercise Price of $1.12 [Member]
Equity Issuance [Line Items]
Shares expired						200,000
Exercise price of shares expired						$ 1.12
Exercise Price of $0.63 [Member]
Equity Issuance [Line Items]
Shares expired				150,000
Exercise price of shares expired				$ 0.63
Exercise Price of $0.72 [Member]
Equity Issuance [Line Items]
Shares expired			1,002,000
Exercise price of shares expired			$ 0.72
Exercise Price of $1.01 [Member]
Equity Issuance [Line Items]
Shares expired		250,000
Exercise price of shares expired		$ 1.01
Exercise Price of $1.30 [Member]
Equity Issuance [Line Items]
Shares expired		150,000
Exercise price of shares expired		$ 1.30
Warrant One [Member]
Equity Issuance [Line Items]
Vesting immediately															10,416
Option granted, number of shares vesting in installments															10,416
Beginning date of shares vesting															Jul. 01, 2015
Expiration period															5 years
Vesting period															12 months
Stock option plan expense recognized																																$ 23,449
Purchase price of options issued															$ 0.70
Fair value of warrant															$ 46,897
Warrants outstanding		125,000																													125,000
June 2012 Director [Member]
Equity Issuance [Line Items]
Options issued																									200,000
Exercise price																									$ 0.90
Vesting immediately																									50,000
Option granted, number of shares vesting in installments																									50,000
Expiration period																									5 years
Fair value of options granted																									$ 145,150
Vesting period																									3 years
Stock option plan expense recognized																															$ 0	16,008
Stock outstanding		200,000																													200,000
Frequency of vesting installments																															Annual
New Director Two [Member]
Equity Issuance [Line Items]
Options issued																						200,000
Exercise price																						$ 0.93
Option granted, number of shares vesting in installments																						50,000
Beginning date of shares vesting																						Nov. 01, 2013
Expiration period																						10 years
Fair value of options granted																						$ 174,106
Stock option plan expense recognized																																43,527	$ 36,251
Stock outstanding		200,000																													200,000
March 2013 New Employee [Member]
Equity Issuance [Line Items]
Options issued																								75,000
Exercise price																								$ 1.16
Option granted, number of shares vesting in installments																								9,375
Expiration period																								10 years
Fair value of options granted																								$ 81,076
Stock option plan expense recognized																															$ 0	6,551
Shares cancelled											75,000
Frequency of vesting installments																															Quarterly
November 2010 Director [Member]
Equity Issuance [Line Items]
Options issued																										100,000
Exercise price																										$ 1.00
Vesting immediately																										25,000
Option granted, number of shares vesting in installments																										25,000
Expiration period													5 years													3 years
Vesting period																										3 years
Incremental increase in fair value of modified options													$ 33,393
Stock option plan expense recognized																															$ 0	33,393
Stock outstanding		100,000																													100,000
Increase in fair value of the modified options													$ 33,393
New Director One [Member]
Equity Issuance [Line Items]
Shares expired																	487,500
Exercise price of warrants																	$ 1.51
March 2014 New Employee1 [Member]
Equity Issuance [Line Items]
Options issued																					30,000
Exercise price																					$ 0.92
Option granted, number of shares vesting in installments																					3,750
Expiration period																					10 years
Fair value of options granted																					$ 23,304
Stock option plan expense recognized																															$ 1,552	11,652
Stock outstanding		30,000																													30,000
Frequency of vesting installments																															Quarterly
March 2014 New Employee 2 [Member]
Equity Issuance [Line Items]
Options issued																					75,000
Exercise price																					$ 0.92
Option granted, number of shares vesting in installments																					9,375
Expiration period																					10 years
Fair value of options granted																					$ 58,384
Stock option plan expense recognized																															$ 4,363	29,192
Stock outstanding		75,000																													75,000
Frequency of vesting installments																															Quarterly
March 2014 New Employee 3 [Member]
Equity Issuance [Line Items]
Options issued																					50,000
Exercise price																					$ 0.92
Option granted, number of shares vesting in installments																					6,250
Expiration period																					10 years
Fair value of options granted																					$ 38,922
Stock option plan expense recognized																															$ 3,331	19,427
Stock outstanding		50,000																													50,000
Frequency of vesting installments																															Quarterly
March 2014 New Employee 4 [Member]
Equity Issuance [Line Items]
Options issued																					125,000
Exercise price																					$ 0.92
Option granted, number of shares vesting in installments																					15,625
Beginning date of shares vesting																					Apr. 01, 2014
Expiration period																					10 years
Fair value of options granted																					$ 96,211
Stock option plan expense recognized																															$ 0	24,183
Shares cancelled											93,750			31,250
Frequency of vesting installments																															Quarterly
March 2014 New Employee 5 [Member]
Equity Issuance [Line Items]
Options issued																					30,000
Exercise price																					$ 0.92
Option granted, number of shares vesting in installments																					7,500
Beginning date of shares vesting																					Apr. 01, 2014
Expiration period																					10 years
Fair value of options granted																					$ 22,222
Stock option plan expense recognized																															$ 0	60
Stock outstanding		30,000																													30,000
Frequency of vesting installments																															Quarterly
Chief Executive Officer [Member]
Equity Issuance [Line Items]
Options issued																					40,000
Exercise price																					$ 0.92
Option granted, number of shares vesting in installments																					10,000
Beginning date of shares vesting																					Apr. 01, 2014
Expiration period																					10 years
Fair value of options granted																					$ 29,630
Stock option plan expense recognized																															$ 0	80
Stock outstanding		40,000																													40,000
Frequency of vesting installments																															Quarterly
New Director [Member]
Equity Issuance [Line Items]
Options issued																				200,000
Exercise price																				$ 0.763
Vesting immediately																				50,000
Option granted, number of shares vesting in installments																				50,000
Expiration period																				10 years
Fair value of options granted																				$ 122,515
Stock option plan expense recognized																															$ 30,712	30,628
Stock outstanding		200,000																													200,000
Frequency of vesting installments																															Annually
Warrant Transaction for Accounting Services [Member]
Equity Issuance [Line Items]
Options issued																			100,000
Exercise price																			$ 0.95
Vesting immediately																			8,333
Option granted, number of shares vesting in installments																			8,337
Beginning date of shares vesting																			Jul. 01, 2014
Expiration period																			5 years
Fair value of options granted																			$ 53,288
Vesting period																			12 months
Stock option plan expense recognized																															$ 0	21,238
Frequency of vesting installments																															monthly
Warrants outstanding		100,000																													100,000
December 2014 Senior Advisor [Member]
Equity Issuance [Line Items]
Vesting immediately																		25,000
Option granted, number of shares vesting in installments																		7,500
Expiration period																		5 years
Stock option plan expense recognized																															$ 0	46,576
Number of shares called by warrants																		100,000															100,000
Exercise price of warrants																		$ 0.77															$ 0.77
Fair value of warrant																		$ 46,576															$ 46,576
Warrants outstanding		100,000																													100,000
Option granted, purchase price																		$ 0.77
Employee [Member]
Equity Issuance [Line Items]
Options issued																		15,000
Exercise price																		$ 0.77
Vesting immediately																		7,500
Option granted, number of shares vesting in installments																		7,500
Expiration period																		10 years
Fair value of options granted																		$ 7,362
Vesting period																		3 months
Stock option plan expense recognized																															$ 0	7,362
Stock outstanding		2,500																													2,500
March 2015 Employee [Member]
Equity Issuance [Line Items]
Expiration period																10 years
Stock option plan expense recognized																																1,231
Option granted, purchase price																$ 0.80
Option granted, value																$ 1,231
Number of shares purchased																2,500
Common Stock And Warrants [Member]
Equity Issuance [Line Items]
Number of units offered (upper limit)																														20
Number of shares comprising unit																														100,000
Share issued, shares																														2,816,199
Common Stock And Warrants [Member] | Warrant Three [Member]
Equity Issuance [Line Items]
Exercise price of warrants		$ 0.85																													$ 0.85
Warrants outstanding		1,408,102																													1,408,102
Common Stock And Warrants [Member] | Warrant Four [Member]
Equity Issuance [Line Items]
Exercise price of warrants		$ 1.02																													$ 1.02
Warrants outstanding		1,408,097																													1,408,097
Units [Member]
Equity Issuance [Line Items]
Exercise price of warrants		$ 0.80																													$ 0.80
Warrants outstanding		3,977,568																													3,977,568
Number of shares comprising unit																													50,000
Units [Member] | Warrant One [Member]
Equity Issuance [Line Items]
Exercise price of warrants																														$ 0.85
Units [Member] | Warrant Two [Member]
Equity Issuance [Line Items]
Exercise price of warrants																														$ 1.02
July 2015 Employees and director [Member]
Equity Issuance [Line Items]
Options issued															2,100,000
Expiration period															10 years
Stock option plan expense recognized																																931,284
Stock outstanding		2,100,000																													2,100,000
Option granted, purchase price															$ 0.70
Option granted, value															$ 931,284
August 2015 Employee [Member]
Equity Issuance [Line Items]
Options issued														50,000
Vesting immediately														12,500
Option granted, number of shares vesting in installments														12,500
Expiration period														10 years
Stock option plan expense recognized																																12,727
Stock outstanding		50,000																													50,000
Option granted, purchase price														$ 0.67
Option granted, value														$ 19,930
August 2015 New Director [Member]
Equity Issuance [Line Items]
Options issued														200,000
Vesting immediately														50,000
Option granted, number of shares vesting in installments														50,000
Expiration period														10 years
Stock option plan expense recognized																																$ 30,518
Stock outstanding		200,000																													200,000
Option granted, purchase price														$ 0.69
Option granted, value														$ 90,615
Director One Serving On Operations Committee [Member]
Equity Issuance [Line Items]
Options issued																															38,928	24,758
Fair value of options granted																															$ 42,387
Stock option plan expense recognized																															$ 24,000	$ 18,387
Share issued, shares								3,330	3,750
Share issued, value								$ 2,000	$ 2,000
Number of common stock issued for investor relations services																																12,718
Fair value of common stock issued for investor relations services																																$ 8,387
Director One Serving On Operations Committee [Member] | Subsequent Event [Member]
Equity Issuance [Line Items]
Options issued																												5,510
Fair value of options granted																												$ 4,000
October 2015 Employee [Member]
Equity Issuance [Line Items]
Options issued												35,000
Vesting immediately												4,375
Option granted, number of shares vesting in installments												4,375
Stock option plan expense recognized																																1,782
Stock outstanding		35,000																													35,000
Option granted, purchase price												$ 0.74
Option granted, value												$ 16,393
November 2015 Chief Executive Officer [Member]
Equity Issuance [Line Items]
Options issued											100,000
Vesting immediately											12,500
Option granted, number of shares vesting in installments											12,500
Option granted, purchase price											$ 0.86
Option granted, value											$ 33,108
Private Placement [Member]
Equity Issuance [Line Items]
Expiration period																													5 years
Proceeds from issuance of common stock and warrants																													$ 2,400,000
Share issued, shares																													3,977,568
Common Stock for Investor Relations Services [Member]
Equity Issuance [Line Items]
Stock option plan expense recognized																																$ 30,575
Number of common stock issued for investor relations services																																37,500
Fair value of common stock issued for investor relations services																																$ 30,575
Warrant Transaction for Accounting Services [Member]
Equity Issuance [Line Items]
Options issued					150,000
Exercise price					$ 0.63
Vesting immediately					12,500
Option granted, number of shares vesting in installments					12,500
Beginning date of shares vesting					Jul. 01, 2016
Expiration period					5 years
Fair value of options granted					$ 60,272
Vesting period					12 months
Stock option plan expense recognized																															$ 25,703
Warrants outstanding		150,000																													150,000
December 2015 Senior Advisor [Member]
Equity Issuance [Line Items]
Vesting immediately										31,250
Option granted, number of shares vesting in installments										9,375
Expiration period										5 years
Stock option plan expense recognized																															$ 46,947
Number of shares called by warrants										125,000																			125,000			125,000
Exercise price of warrants										$ 0.60																			$ 0.60			$ 0.60
Fair value of warrant										$ 44,868																			$ 44,868			$ 44,868
Warrants outstanding		125,000																													125,000
Six Independent Directors [Member]
Equity Issuance [Line Items]
Options issued								50,000
Exercise price								$ 0.68
Vesting immediately								20,000
Option granted, number of shares vesting in installments								10,000
Beginning date of shares vesting								Apr. 01, 2016
Expiration period								10 years
Fair value of options granted								$ 21,475
Stock option plan expense recognized																															$ 128,850
Stock outstanding		300,000																													300,000
Directors [Member]
Equity Issuance [Line Items]
Options issued																50,000
Exercise price																$ 0.80
Vesting immediately																20,000
Option granted, number of shares vesting in installments																10,000
Beginning date of shares vesting																Apr. 01, 2015
Expiration period																10 years
Fair value of options granted																$ 24,901
Stock option plan expense recognized																															$ 0	$ 124,505
Stock outstanding		250,000																													250,000
Shares cancelled															100,000
Shares expired															100,000
Frequency of vesting installments																															quarterly
Directors [Member] | Subsequent Event [Member]
Equity Issuance [Line Items]
Options issued	100,000
Exercise price	$ 0.75
Expiration period	10 years
Fair value of options granted	$ 44,789
Directors [Member] | May 2016 Issuance [Member]
Equity Issuance [Line Items]
Options issued						200,000
Exercise price						$ 0.60
Expiration period						10 years
Fair value of options granted						$ 67,376
Stock option plan expense recognized																															$ 67,376
Stock outstanding		200,000																													200,000
Institutional Investor [Member]
Equity Issuance [Line Items]
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)									$ 20,000,000														$ 20,000,000
Agreement With Institutional Investor Term									36 months
Common stock issued to institutional investor as commitment fee, shares									350,000																						50,481
Common stock issued to institutional investor as commitment fee									$ 237,965																						$ 33,920
Common stock reserved for additional commitment fees to the institutional investor									650,000																						599,519
Share issued, shares																															2,400,000
Share issued, value																															$ 1,553,190
Institutional Investor [Member] | Subsequent Event [Member]
Equity Issuance [Line Items]
Common stock issued to institutional investor as commitment fee, shares																											34,844
Common stock issued to institutional investor as commitment fee																											$ 24,754
Common stock reserved for additional commitment fees to the institutional investor																											564,675
Share issued, shares																											1,600,000
Share issued, value																											$ 1,072,160
Employee [Member] | May 2016 Employee [Member]
Equity Issuance [Line Items]
Options issued						5,000
Exercise price						$ 0.60
Option granted, number of shares vesting in installments						625
Beginning date of shares vesting						Aug. 04, 2016
Fair value of options granted						$ 1,738
Stock option plan expense recognized																															$ 571
Stock outstanding		5,000																													5,000
Employee [Member] | November 2016 Employee [Member]
Equity Issuance [Line Items]
Options issued			15,000
Exercise price			$ 0.60
Vesting immediately			1,875
Option granted, number of shares vesting in installments			1,875
Fair value of options granted			$ 5,674
Stock option plan expense recognized																															$ 954
Stock outstanding		15,000																													15,000
New Employee [Member]
Equity Issuance [Line Items]
Options issued					15,000
Exercise price					$ 0.63
Option granted, number of shares vesting in installments					1,875
Beginning date of shares vesting					Sep. 27, 2016
Expiration period					10 years
Fair value of options granted					$ 6,216
Stock option plan expense recognized																															$ 1,580
Stock outstanding		15,000																													15,000
Employee Two [Member] | November 2016 Employee [Member]
Equity Issuance [Line Items]
Options issued			250,000
Exercise price			$ 0.615
Expiration period			5 years
Fair value of options granted			$ 55,898
Stock option plan expense recognized																															$ 55,898
Warrants outstanding		250,000																													250,000
Employee Three [Member] | November 2016 Employee [Member]
Equity Issuance [Line Items]
Options issued			100,000
Exercise price			$ 0.615
Vesting immediately			100,000
Expiration period			5 years
Fair value of options granted			$ 22,359
Stock option plan expense recognized																															$ 22,359
Warrants outstanding		100,000																													100,000
Chief Executive Officer [Member]
Equity Issuance [Line Items]
Options issued																															250,000
Exercise price																															$ 0.565
Expiration period																															10 years
Fair value of options granted																															$ 84,844
Stock option plan expense recognized		$ 84,844
Stock outstanding		250,000																													250,000